UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)

 (Zip code)

Anne Ogan

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

 06.30.17

SEMI-ANNUAL REPORT

INTRODUCTION

TABLE OF CONTENTS

 ANCORA

 FUNDS

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

 ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….…....6

ANCORA MICROCAP FUND…………….………….….……..……………………….…….12

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….19

FINANCIAL REVIEW…..………………………………………...............................………..24

FUND EXPENSES………………………………..……………………………….….…....…….48

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................50

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Anne Peterson Ogan        Richard A. Barone

Dan Thelen

  Denis Amato

Acting Chairman

         Portfolio Manager

Portfolio Manager

  Portfolio Manager

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$34.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2017

TOP HOLDINGS: JUNE 30, 2017 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	11.10%
MFS Intermediate Income Trust	4.57%
The GDL Fund 3.0% 3/26/18 Pfd	4.18%
Aberdeen Asia-Pacific Income Fund, Inc.	4.03%
BlackRock Credit Allocation Income Trust IV	3.87%
Western Asset/Claymore Inflation-Linked Opportunity	3.80%
Apple, Inc., 2.4%, 05/03/23	2.85%
Affiliated Managers Group, Inc., 6.375%, 08/15/42	2.67%
Franklin Limited Duration Income Trust	2.48%
Saratoga Investment Corp., 6.750%, 12/30/23 Pfd	2.32%

SECTOR DIVERSIFICATION: JUNE 30, 2017 (d)
NAME	% OF TOTAL INVESTMENTS
Corporate Bond Trust Certificates	31.96%
Closed-End Income Funds	23.14%
REIT Senior Securities	15.00%
Closed-End Funds, Senior Securities	12.85%
Money Market Funds	11.03%
Traditional Preferred	6.01%

TOTAL RETURNS: JUNE 30, 2017 (d)
	YTD 2017	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I(b)	5.40%	4.54%	5.39%	5.25%	5.79%	5.43%
BARCLAY’s AGG. INDEX(c)	2.28%	-0.31%	2.48%	2.22%	4.44%	4.18%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
2,275
2,075
1,875
1,675
1,475
1,275
1,075
875
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2017. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bond Trust Certificates - 32.14%

Trust Certificates - 29.29%
Amg 6.375% 08/15/42	36,500	$ 927,100
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	127,100
Apollo Global Mgmt LLC Pfd Ser 6.375%	24,000	617,760
Great Ajax Corp Sr Convertible Nt 4/30/24	3,600	91,857
Capitala Fin Corp Convertible Nt 5/31/22	22,000	556,600
Qwest Corp., 6.625% 9/15/55 Pfd	12,000	307,200
Qwest Corp., 7.000% 2/01/56	18,000	477,540
Eagle Pt Cr Co Pfd Ser B 7.750% 10/30/26	12,000	310,584
Eagle Pt Cr Co Pfd Ser A 7.750%	12,000	309,356
KKR Financial Holdings 6.500% 12/31/49	10,000	269,392
KKR Financial Holdings 6.750% 12/31/49	20,000	545,800
Landmark Infrastructure Partner	17,000	424,133
Legg Mason 6.375% 3/15/56	26,000	705,900
Main Street Capital Corp. - 6.125% 4/1/23 Series	17,000	436,900
MVC Capital, Inc. 1/15/23 Series - 7.250%	30,000	760,497
Omam 5.125% 8/01/31	7,000	172,480
Public Storage Prd Ser F 5.150%	5,000	125,200
Rexr 5.875% 12/31/49	10,000	251,900
Saratoga Invt Corp Nt 6.750%	31,000	807,240
TravelCenters of America 8.000% 10/15/30	5,000	117,500
THL Credit, Inc. 6.750% 11/15/21 Pfd	15,000	385,348
TICC Cap Corp 3/30/24	5,000	128,600
Torchmark Corp. 12/15/52 - 5.875%	28,000	719,051
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	281,710
United States Cellular Corp. 7.250% 12/01/64	12,000	325,800
		10,182,548
Direct Debt - 2.85%
Apple Inc 2.400% 5/3/2023	1,000,000	992,130
		992,130

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $10,957,801)		11,174,678

Investment Companies - 36.19%

Closed-End Income Funds - 23.27%
Aberdeen Asia-Pacific Income Fund, Inc.	280,000	1,400,000
BlackRock Credit Allocation Income Trust IV	100,000	1,345,000
BlackRock Municipal 2018 Term Trust	25,300	380,259
Franklin Limited Duration Income Trust	73,000	863,590
MFS Intermediate Income Trust	367,700	1,588,464
Templeton Global Income Fund	35,000	235,200
Wells Fargo Advantage Multi-Sector Income Fund	41,600	555,360
Western Asset/Claymore Inflation Lkd Sec Inc Fd	35,500	401,150
Western Asset/Claymore Inflation-Linked Opportunit	120,000	1,322,400
		8,091,423

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value
Closed-End Funds, Senior Securities - 12.92%
Bancroft Fund LTD 5.375% 12/31/49	10,000	$ 257,000
Gabelli Equity Trust, Inc. 5.450% 12/31/49	14,500	370,252
Gabelli Dividend & Income Trust Preferred A	18,000	480,600
Gabelli Dividend & Income Trust Preferred D	15,000	395,550
Gabelli Global Small and Mid Cap Value Trust 5.450% 12/31/49	21,000	535,252
Gabelli Utility Trust 5.375% 12/31/49	27,740	710,144
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	11,500	293,250
GDL Preferred Series B	28,806	1,452,399
		4,494,447

TOTAL INVESTMENT COMPANIES (Cost $12,243,889)		12,585,870

Traditional Preferred Securities - 6.04%
AXIS Capital Holdings Ltd, 5.500% 12/31/49	5,000	124,550
Capital One Financial Corp F 6.200% 12/31/49	17,000	454,750
Citigroup Inc. 6.300% 12/31/49 Pfd	12,000	320,400
Northern Trust Corp. 5.850% Series C Pfd	4,110	113,395
State Street Corp. - 6.000% 12/31/49 Pfd	11,000	294,470
Wells Fargo & Co. 6.000% 12/31/49	30,000	792,900
TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $1,969,961)		2,100,465

REIT Senior Securities - 15.09%
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	20,000	509,000
Ashford Hospitality Prime, Inc. 5.500% 12/31/49	40,000	797,600
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	515,000
Bluerock Residential Growth REIT 7.125% 12/31/49	15,000	378,300
Colony Northstar 7.125%	16,000	412,000
Digital Realty Trust, Inc. Preferred Series G	12,000	306,840
Summit Hotel Properties, Inc. 6.450% 12/31/49	28,000	721,280
Pebblebrook Hotel Tr Pfd Ser C 6.500%	10,000	251,600
Pennsylvania REIT Pfd Ser C 7.200% 1/27/22	22,000	590,700
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	624,450
Wheeler Real Estate Investment 8.750% 12/31/49	6,000	138,300
TOTAL REIT SENIOR SECURITIES (Cost $4,878,686)		5,245,070

Money Market Funds - 11.10%
First American Funds Government Obligation Class Y 0.38% (a)	3,858,314	3,858,314
		3,858,314

TOTAL MONEY MARKET FUNDS (Cost $3,858,314)		3,858,314

TOTAL INVESTMENTS (Cost $33,908,651) 100.56%		34,964,397

Liabilities In Excess of Other Assets - (0.56)%		(194,832)

TOTAL NET ASSETS - 100.00%		$34,769,565

See accompanying notes which are an integral part of the financial statements

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2017.

ANCORA/THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$78.5 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S – AATSX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

                CLASS S – $1,500,000

* As of  June 30, 2017

TOP HOLDINGS: JUNE 30, 2017 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	6.76%
Liberty SiriusXM, Series C	4.03%
Vistra Energy Corp.	3.36%
Liberty Ventures, Class A	3.30%
Voya Financial, Inc.	3.26%
Park Hotels & Resorts, Inc.	3.13%
Nomad Foods Ltd.	3.03%
Armstrong Flooring, Inc.	2.62%
Conduent, Inc.	2.62%
BWX Technologies, Inc.	2.32%
SECTOR DIVERSIFICATION: JUNE 30, 2017 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	23.58%
Industrials	12.27%
Information Technology	12.05%
Health Care	9.16%
Financials	9.15%
REIT	7.88%
Money Market Funds	6.69%
Consumer Staples	5.88%
Materials	5.79%
Utilities	5.31%
Energy	1.66%
Telecommunication Services	0.57%

TOTAL RETURNS: JUNE 30, 2017 (d)
	YTD 2017	ONE YEAR	THREE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	9.33%	21.13%	5.36%	11.74%
ANCORA/THELEN SMALL-MID CAP FUND - S (b)	9.52%	21.64%	N/A	6.21%
RUSSELL 2500 INDEX(c)	5.97%	19.85%	6.93%	12.95%

a)

Inception data reflects the total return since 01/02/13 for Class I and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA/THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
in $1,000's
1,800
1,700
1,600
1,500
1,400
1,300
1,200
1,100
1,000
Incep *
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16
Aug-16
Oct-16
Dec-16
Feb-17
Apr-17
Jun-17

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2017. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 94.28%

Aerospace & Defense - 2.32%
BWX Technologies, Inc. Common S	37,320	$ 1,819,350
		1,819,350
Airlines - 1.39%
Skywest, Inc.	31,174	1,094,207
		1,094,207
Banks - 0.88%
HarborOne Bancorp, Inc. (a)	34,809	694,788
		694,788
Biotechnology - 0.99%
Bioverativ Inc. (a)	12,920	777,396
		777,396
Building Products - 5.88%
Allegion PLC	16,750	1,358,760
Armstrong Flooring, Inc. Common (a)	114,208	2,052,318
Masco Corporation	31,400	1,199,794
		4,610,872
Chemicals - 3.84%
GCP Applied Technologies Inc. (a)	40,758	1,243,119
Ingevity Corporation (a)	6,516	374,018
Platform Specialty Products Corporation (a)	15,750	199,710
Tronox Limited	50,600	765,072
Valvoline Inc.	18,067	428,549
		3,010,468
Commercial Services & Supplies - 0.13%
Kimball International, Inc.	6,340	105,815
		105,815
Communications Equipment - 0.57%
TESSCO Technologies Incorporated	33,450	444,885
		444,885
Consumer Finance - 1.47%
Ally Financial, Inc. (a)	55,080	1,151,172
		1,151,172
Consumer Goods - 0.41%
Hanesbrands Inc.	14,070	325,861
		325,861
Container & Packaging - 0.73%
WestRock Company	10,130	573,966
		573,966
Diversified Financial Services - 5.31%
Fidelity National Financial, Inc. (a)	101,777	1,608,077
Voya Financial, Inc.	69,370	2,559,059
		4,167,136

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Diversified Telecommunications Services - 0.58%
Cincinnati Bell, Inc. (a)	23,216	$ 453,873
		453,873
Electrical Equipment - 1.17%
Allied Motion Technologies Inc.	33,810	920,308
		920,308
Electrical Equipment, Instruments & Comp - 0.21%
PAR Technology Corporation (a)	19,009	161,767
		161,767
Equity Real Estate Investment Trusts - 6.87%
Cyrusone, Inc.	14,260	794,995
Independence Realty Trust, Inc.	110,640	1,092,017
Park Hotels & Resorts Inc. Comm	91,201	2,458,779
Uniti Group Inc.	41,700	1,048,338
		5,394,129
Food Products - 3.02%
Nomad Foods Ltd. (a)	168,222	2,373,612
		2,373,612
Gas Utilities - 2.01%
ONE Gas, Inc.	12,180	850,286
South Jersey Industries, Inc.	21,160	723,037
		1,573,323
Health Care Equipment & Supplies - 4.67%
Hill-Rom Holdings, Inc.	6,030	480,048
Utah Medical Products, Inc.	11,004	796,690
Varex Imanging Corp. (a)	50,660	1,712,308
Varian Medical Systems, Inc. (a)	6,570	677,958
		3,667,004
Health Care Providers & Services - 1.94%
BioTelemetry, Inc. (a)	24,420	816,849
Corvel Corp. (a)	14,785	701,548
		1,518,397
Health Care Technology - 1.66%
Allscripts Healthcare Solutions, Inc. (a)	51,270	654,205
Simulations Plus, Inc.	52,352	646,547
		1,300,752
Hotels, Restaurants & Leisure - 6.03%
Bob Evans Farms, Inc.	14,528	1,043,546
Caesars Acquisition Company	40,700	775,335
Eldorado Resorts, Inc.	74,309	1,486,180
J. Alexander's Holdings, Inc. C (a)	75,500	924,875
Jack in the Box Inc.	1,900	187,150
Potbelly Corp.	27,480	316,020
		4,733,106

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Household Products - 1.93%
Energizer Holdings Inc.	31,480	$ 1,511,670
		1,511,670
IT Services - 6.99%
Blackhawk Network Holdings, Inc. Class A (a)	19,074	831,626
Conduent Inc. (a)	128,750	2,052,275
Leidos Holdings, Inc.	35,170	1,817,937
Science Applications International Corp.	4,455	309,266
Startek	25,975	317,934
Virtusa Corporation (a)	5,246	154,232
		5,483,270
Independent Power and Renewable - 3.36%
Vistra Energy Corp.	157,170	2,638,884
		2,638,884
Internet & Catalog Retail - 5.61%
Liberty Interactive Corp. - Class A (a)	73,733	1,809,408
Liberty Ventures - Class A (a)	49,516	2,589,192
		4,398,600
Internet & Direct Marketing Retail - 1.43%
Liberty Expedia Hodlings Inc. (a)	20,744	1,120,591
		1,120,591
Internet Software & Services - 1.55%
Cars.com Inc.	13,826	368,186
Chubk	48,729	849,834
		1,218,020
Leisure Products - 1.3%
Acushnet Holdings Corp.	51,380	1,019,379
		1,019,379
Machinery - 1.22%
SPX Corporation	37,968	955,275
		955,275
Media - 8.7%
Lamar Advertising Co. Class A	11,600	853,412
Liberty Braves Series C (a)	52,949	1,269,188
Liberty SiriusXM Series C (a)	75,770	3,159,609
TEGNA Inc.	20,810	299,872
Time, Inc.	41,560	596,386
Tribune Media Co. - Class A	15,914	648,814
		6,827,281
Metals & Mining- 1.28%
SunCoke Energy Inc.	92,441	1,007,607
		1,007,607

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels - 1.68%
Arch Coal, Inc.	13,640	$ 931,612
Midstates Petroleum Company, Inc. (a)	30,260	383,394
		1,315,006
Personal Products - 0.99%
Edgewell Personal Care Company	10,180	773,884
		773,884
Semiconductors & Semiconductor Equipment - 1.84%
Versum Materials, Inc. (a)	44,483	1,445,698
		1,445,698
Services - 0.31%
Sotheby's	4,510	242,052
		242,052
Specialty Retail - 1.13%
Guess, Inc.	38,657	494,036
Pier 1 Imports, Inc.	74,900	388,731
		882,767
Technology Harware, Storage & Peripheral - 1.02%
Diebold Nixdorf Inc.	28,610	801,080
		801,080
Thrifts & Mortgage Finance - 1.58%
TFS Financial Corp.	80,050	1,238,374
		1,238,374
Trading Companies & Distributors - 0.28%
Houston Wire & Cable Company	42,747	222,284
		222,284

TOTAL COMMON STOCKS (Cost $58,925,506)		73,973,909

Money Market Funds - 6.76%
First American Funds Government Obligation Class Y 0.38% (b)	5,307,030	5,307,030
		5,307,030

TOTAL MONEY MARKET FUNDS (Cost $5,307,030)		5,307,030

TOTAL INVESTMENTS (Cost $64,232,536) 101.04%		79,280,939

Liabilities In Excess of Other Assets - (1.04)%		(817,488)

TOTAL NET ASSETS - 100.00%		$78,463,451

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2017.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$20.4 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of  June 30, 2017

TOP HOLDINGS: JUNE 30, 2017 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	13.06%
Lakeland Industries, Inc.	4.15%
Universal Stainless & Alloy Products, Inc.	2.63%
VOXX International Corp.	2.41%
Callaway Golf Co.	2.35%
Electro Scientific Industries, Inc.	2.32%
Iteris, Inc.	2.29%
Albany Molecular Research, Inc.	2.13%
Digirad Corp.	2.10%
RTI Biologics, Inc.	2.01%

SECTOR DIVERSIFICATION: JUNE 30, 2017 (d)
NAME	% OF TOTAL INVESTMENTS
Information Technology	20.69%
Consumer Discretionary	19.37%
Industrials	16.64%
Money Market Funds	13.06%
Financials	9.39%
Health Care	9.21%
Materials	4.85%
Consumer Staples	2.95%
Energy	2.49%
Telecommunication Services	1.36%

TOTAL RETURNS: JUNE 30, 2017 (d)
	YTD 2016	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	10.80%	31.21%	9.17%	14.65%	10.89%
RUSSELL MICROCAP INDEX(c)	4.23%	27.61%	6.89%	13.74%	8.92%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
in $1,000's
3,000
2,500
2,000
1,500
1,000
500
Incep *
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Aug-11
Oct-11
Dec-11
Feb-12
Apr-12
Jun-12
Aug-12
Oct-12
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16
Aug-16
Oct-16
Dec-16
Feb-17
Apr-17
Jun-17

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2017. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 86.96%

Aerospace & Defense - 1.35%
Arotech Corp. (a)	56,500	$ 200,575
CPI Aerostructures, Inc. (a)	8,000	75,200
		275,775
Banks - 2.43%
Banc of California, Inc.	7,500	161,250
MidSouth Bancorp Inc.	18,829	221,241
The Bancorp, Inc. (a)	15,016	113,821
		496,312
Biotechnology - 0.86%
Novelion Therapeutics Inc. (a)	19,000	175,370
		175,370
Capital Markets - 3.05%
180 Degree Capital Corp. (a)	150,542	243,878
MVC Capital, Inc.	38,472	379,334
		623,212
Chemicals - 1.46%
Landec Corp. (a)	20,000	297,000
		297,000
Commercial Banks - 0.38%
Boston Private Financial Holdings, Inc.	5,000	76,750
		76,750
Commercial Services & Supplies - 1.96%
Command Security Corporation	24,183	77,386
Perma-Fix Environmental Services, Inc. (a)	88,626	323,485
		400,871
Communications Equipment - 1.74%
Aviat Networks, Inc. (a)	16,358	284,629
Oclaro, Inc. (a)	7,600	70,984
		355,613
Construction & Engineering - 5.13%
Layne Christensen Company (a)	36,757	323,094
Northwest Pipe Co. (a)	20,000	325,200
Orion Marine Group, Inc (a)	20,000	149,400
Sterling Construction Co., Inc. (a)	19,100	249,637
		1,047,331
Distributors - 2.41%
VOXX International Corp. Class A (a)	60,096	492,787
		492,787
Diversified Consumer Services - 0.34%
Lincoln Educational Services Corp. (a)	21,600	66,960
		66,960

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Financial Services - 1.85%
Pico Holdings, Inc. (a)	21,570	$ 377,475
		377,475
Diversified Telecommunications - 1.36%
Alaska Communications Systems Group, Inc. (a)	125,981	277,158
		277,158
Electronic Equipment, Instruments & Components - 10.09%
Electro Scientific Industries, Inc. (a)	57,500	473,800
Iteris, Inc. (a)	75,028	466,674
Key Tronic Corporation	9,214	65,326
Mace Security International, Inc. (a)(d)(e)(f)	150,000	54,150
Maxwell Technologies, Inc. (a)	40,000	239,600
Perceptron, Inc. (a)	15,000	109,200
Radisys Corp. (a)	32,000	120,320
Richardson Electronics Ltd.	60,006	358,236
Vishay Precision Group, Inc. (a)	10,000	173,000
		2,060,306
Energy Equipment & Services - 2.04%
Dawson Geophysical Co. (a)	32,540	127,557
Gulf Island Fabrication Inc.	24,900	288,840
		416,397
Food Products - 1.49%
Coffee Holding Company, Inc. (a)	68,400	304,380
		304,380
Health Care Equipment & Supplies - 5.27%
Digirad Corp.	105,692	428,053
Invacare Corp.	18,000	237,600
RTI Biologics, Inc. Com (a)	70,000	409,500
		1,075,153
Health Care Providers & Services - 0.38%
Interpace Diagnostics Group, Inc. (a)	5,321	4,741
InfuSystem Holdings Inc.	42,000	73,500
		78,241
Hotels, Restaurants & Leisure - 0.87%
Dover Downs Gaming & Entertainment, Inc. (a)	20,000	22,200
Luby's, Inc. (a)	55,083	154,783
		176,983
Household Durables - 3.81%
Emerson Radio Corp. (a)	116,315	161,689
Natuzzi SpA ADR (a)(c)	133,354	353,388
Stanley Funiture Co., Inc. (a)	138,962	158,417
ZAGG, Inc. (a)	12,000	103,800
		777,294

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
IT Services - 0.64%
Computer Task Group Inc.	23,500	$ 131,365
		131,365
Insurance - 2.29%
State Auto Financial Corp.	7,500	192,975
United Insurance Holdings Corp.	17,500	275,275
		468,250
Internet Software & Services - 1.96%
Liquidity Services, Inc. (a)	10,000	63,500
Realnetworks, Inc. (a)	59,000	255,470
Synacor, Inc.	22,400	81,760
		400,730
Leisure Products - 4.36%
Black Diamond, Inc. (a)	33,000	219,450
Callaway Golf Co.	37,500	479,250
Jakks Pacific, Inc. (a)	48,000	192,000
		890,700
Life Sciences Tools & Services - 2.67%
Albany Molecular Research, Inc. (a)	20,000	434,000
Harvard Bioscience, Inc. (a)	43,100	109,905
		543,905
Machinery - 5.68%
FreightCar America, Inc.	21,000	365,190
Graham Corporation	5,000	98,300
LB Foster Co. - Class A	15,500	332,475
MFRI, Inc. (a)	17,500	140,000
Twin Disc, Inc.	7,500	121,050
Westport Fuel Systems Inc.	43,131	101,358
		1,158,373
Media- 0.17%
Ballantyne Strong, Inc. (a)	5,110	34,237
		34,237
Metals & Mining- 4.85%
Ampco-Pittsburgh Corp.	17,001	250,765
Endeavour Silver Corp. (a)	35,000	106,750
Olympic Steel Inc.	4,942	96,270
Universal Stainless & Alloy Products, Inc. (a)	27,500	536,250
		990,035
Oil, Gas & Consumable Fuels - 0.45%
Adams Resources & Energy, Inc.	1,025	42,107
Vaalco Energy, Inc. (a)	52,500	49,088
		91,195

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Pharmaceuticals- 0.04%
Aralez Pharmaceuticals Inc. (a)	5,712	$ 7,711
		7,711
Professional Services - 1.48%
Acacia Research Corporation (a)	22,300	91,430
CDI Corp.	35,945	210,278
		301,708
Semiconductors & Semiconductor Equipment - 3.82%
Amtech Systems, Inc. (a)	30,130	254,297
Axcelis Technologies, Inc. (a)	11,500	240,925
AXT, Inc. (a)	44,950	285,432
		780,654
Software - 1.7%
Allot Communications Ltd. (a)	27,500	140,525
Telenav, Inc. (a)	25,507	206,607
		347,132
Specialty Retail - 0.41%
Sears Hometown and Outlet Stores, Inc. (a)	16,000	43,200
TravelCenters of America LLC (a)	9,800	40,180
		83,380
Technology Harware, Storage & Peripheral - 0.73%
TransAct Technologies, Inc.	17,515	148,002
		148,002
Textiles, Apparel & Luxury Goods - 5.17%
Crocs, Inc. (a)	20,000	154,200
Lakeland Industries, Inc. (a)	58,450	847,525
Movado Group, Inc.	2,100	53,025
		1,054,750
Thrifts & Mortgage Finance - 1.23%
Trustco Bank Corp.	32,500	251,875
		251,875
Trading Companies & Distributors - 1.04%
Houston Wire & Cable Company	41,000	213,200
		213,200

TOTAL COMMON STOCKS (Cost $14,850,851)		17,748,570

Money Market Funds - 13.06%
First American Funds Government Obligation Class Y 0.01% (b)	2,666,102	2,666,102
		2,666,102

TOTAL MONEY MARKET FUNDS (Cost $2,666,102)		2,666,102

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

TOTAL INVESTMENTS (Cost $17,516,953) 100.02%		20,414,672

Liabilities In Excess of Other Assets - (0.02)%		(5,097)

TOTAL NET ASSETS - 100.00%		$20,409,575

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2017.

(c) ADR - American Depository Receipt

(d) A Portfolio Manager of Ancora Trust serves on the Board of Directors of this company.

(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$16.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2017

TOP HOLDINGS: JUNE 30, 2017 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	19.69%
Mace Security International, Inc.	5.57%
Dividend and Income Fund	4.57%
Zweig Fund, Inc.	3.66%
Virtus Investment Partners, Inc. 7.25, 02/01/20	3.15%
Lakeland Industries, Inc.	3.13%
Boulder Growth & Income Fund, Inc.	2.99%
Iteris, Inc.	2.69%
Liberty All Star Equity Fund	2.65%
Advent/Claymore Enhanced Growth & Income Fund	2.43%

SECTOR DIVERSIFICATION: JUNE 30, 2017 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	20.31%
Investment Companies	19.92%
Money Market Funds	19.61%
Information Technology	14.44%
Consumer Discretionary	9.57%
Industrials	8.72%
REIT	3.57%
Health Care	2.98%
Consumer Staples	0.87%

TOTAL RETURNS: JUNE 30, 2017 (d)
	YTD 2017	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - I(b)	7.06%	20.40%	6.61%	14.26%	6.56%	6.99%
WILSHIRE 5000 INDEX(c)	8.73%	18.56%	9.35%	14.63%	7.21%	8.38%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is Unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

3,500
3,000
2,500
2,000
1,500
1,000
500
in $1,000's
Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2017. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 56.3%

Aerospace & Defense - 1.88%
Astronics Corporation (a)	10,000	$ 304,700
		304,700
Auto Components - 1.43%
Magna International Inc. (a)	5,000	231,650
		231,650
Banks - 2.26%
Regions Financial Corporation	25,000	366,000
		366,000
Biotechnology - 0.81%
Opko Health, Inc. (a)	20,000	131,600
		131,600
Building Products - 1.82%
Alpha Pro Tech Ltd (a)	100,000	295,010
		295,010
Capital Markets - 5.97%
180 Degree Capital Corp. (a)	162,291	262,911
Medley Capital Corporation	20,000	127,800
MVC Capital, Inc.	29,867	294,489
Waddell & Reed Financial, Inc.	15,000	283,200
		968,400
Communications Equipment - 0.77%
Ciena Corporation (a)	5,000	125,100
		125,100
Construction & Engineering - 0.54%
Layne Christensen Company	10,000	87,900
		87,900
Diversified Financial Services - 2.08%
Lincoln National Corporation	5,000	337,900
		337,900
Electrical Equipment - 4.95%
Allied Motion Technologies Inc.	6,000	163,320
Associated Capital Group, Inc.	10,000	340,000
Capstone Turbine Corp. (a)	70,000	47,600
Enphase Energy, Inc.	100,000	86,500
Revolution Lighting Technologies, Inc. (a)	25,000	164,750
		802,170
Electronic Equipment, Instruments & Components - 9.74%
Iteris, Inc (a)	70,000	435,400
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	902,500
Vishay Precision Group, Inc. (a)	14,000	242,200
		1,580,100

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 3.59%
Ashford Hospitality Prime, Inc.	35,000	$ 360,150
Kimco Realty Corp.	5,000	91,750
Tanger Factory Outlet Centers, Inc.	5,000	129,900
		581,800
Food Products - 0.87%
Nomad Foods Ltd.	10,000	141,100
		141,100
Health Care Providers & Services - 2.18%
AmerisourceBergen Corporation	2,000	189,060
McKesson Corporation	1,000	164,540
		353,600
Hotels, Restaurants & Leisure - 1.24%
Ruby Tuesday, Inc. (a)	100,000	201,000
		201,000
IT Services - 3.98%
Edgewater Technology Inc. (a) (e) (f)	12,000	81,600
PayPal Holdings, Inc. (a)	5,000	268,350
Conduent Inc.	5,000	79,700
Xerox Corp.	7,500	215,475
		645,125
Industrial Conglomerates - 1.67%
General Electric Co	10,000	270,100
		270,100
Insurance - 1.16%
Genworth Financial, Inc. (a)	50,000	188,500
		188,500
Media - 1.72%
Twenty-First Century Fox, Inc. (a)	10,000	278,700
		278,700
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	0
		0
Specialty Retail - 2.09%
Office Depot, Inc.	60,000	338,400
		338,400
Textiles, Apparel & Luxury Goods - 3.13%
Lakeland Industries, Inc. (a)	35,000	507,500
		507,500
Thrifts & Mortgage Finance - 2.42%
MGIC Investment Corp.	35,000	392,000
		392,000

TOTAL COMMON STOCKS (Cost $7,605,698)		9,128,355

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred - 3.15%
Virtus Investment Partners, Inc. 7.25% 02/01/20	5,000	$ 511,500
		511,500

TOTAL TRADITIONAL PREFERRED (Cost $474,994)		511,500

Investment Companies - 21.24%
Advent/Claymore Enhanced Growth & Income Fund	45,000	393,750
Boulder Growth & Income Fund, Inc.	50,000	485,500
Dividend and Income Fund	60,000	741,000
Equus Total Return, Inc.	85,000	200,600
Liberty All Star Equity Fund	76,000	430,160
RMR Real Estate Income Fund Com	12,500	273,137
The Gabelli Healthcare & Wellness Trust	30,000	325,500
Zweig Fund Inc.	48,470	593,273
		3,442,920

TOTAL INVESTMENT COMPANIES (Cost $2,958,053)		3,442,920

Money Market Funds - 19.69%
First American Funds Government Obligation Class Y (b)	3,192,133	3,192,133
		3,192,133

TOTAL MONEY MARKET FUNDS (Cost $3,192,133)		3,192,133

TOTAL INVESTMENTS (Cost $14,230,878) 100.38%		16,274,908

Liabilities In Excess of Other Assets - (0.38)%		(61,778)

TOTAL NET ASSETS - 100.00%		16,213,130

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2017.

(c) A Portfolio Manager of Ancora Trust serves on the Board of Directors of this company.

(d) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

(e) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2017 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Assets
Investments in securities:
At Cost	$ 33,908,651	$ 64,232,536	$ 17,460,903	$ 13,195,795
At Fair Value	$ 34,964,397	$ 79,280,939	$ 20,360,522	$ 15,290,808

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ 56,050	$ 1,035,083
At Fair Value	$ -	$ -	$ 54,150	$ 984,100

Cash	-	-	500	-
Dividends and interest receivable	93,689	93,908	5,910	12,438
Receivable for investments sold	24,501	10,811	42,575	11,899
Shareholder subscription receivable	36,413	15,778	7,609	360
Prepaid expenses	8,097	24,418	9,996	5,346
Total assets	35,127,097	79,425,854	20,481,262	16,304,951

Liabilities
Payable for investments purchased	133,002	849,067	41,524	67,305
Shareholder redemptions payable	185,431	33,380	-	-
Payable to advisor	25,511	60,658	16,604	13,327
12b-1 fees payable	124	156	1,959	75
Administration fees payable	2,869	6,381	1,625	1,333
Trustee fees payable	350	761	86	210
Accrued expenses	10,245	12,000	9,889	9,571
Total liabilities	357,532	962,403	71,687	91,821

Net Assets:	$ 34,769,565	$ 78,463,451	$ 20,409,575	$ 16,213,130
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	34,033,482	59,343,854	16,862,544	13,459,849
Accumulated undistributed net investment income (loss)	(87,092)	286,886	(94,489)	(89,397)
Accumulated net realized gain (loss) on:
Investment securities	(232,571)	3,784,308	743,801	798,648
Net unrealized appreciation (depreciation) on:
Investment securities	1,055,746	15,048,403	2,897,719	2,044,030

Net Assets	$ 34,769,565	$ 78,463,451	$ 20,409,575	$ 16,213,130

Class I:

Net assets applicable to Class I shares	$ 34,769,565	$ 70,502,089	$ 20,409,575	$ 16,213,130

Shares outstanding (unlimited number of shares	4,186,246	4,591,520	1,431,184	2,182,460
authorized, no par value)

Net asset value, offering price, and	$ 8.31	$ 15.35	$ 14.26	$ 7.43
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.14	$ 15.04	$ 13.97	$ 7.28

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2017 (UNAUDITED)

(Continued)	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class S:

Net assets applicable to Class S shares		$ 7,961,362

Shares outstanding (unlimited number of shares		508,661
authorized, no par value)

Net asset value, offering price, and		$ 15.65
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 15.34

See accompanying notes which are an integral part of the financial statements

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2017 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Investment Income
Dividend income (Net of foreign taxes withheld $0, $0, $0, and $412, respectively)	$ 968,575	$ 757,543	$ 46,759	$ 68,338
Dividend income from Affiliates	-	-	-	-
Interest income	7,403	4,801	2,349	5,447
Total Income	975,978	762,344	49,108	73,785

Expenses
Investment advisor fee	168,717	365,210	90,348	79,291
12b-1 fees
Class C (a)	19,277	2,166	2,516	26,520
Servicing account expenses
Class I	519	1,053	294	246
Fund accounting expenses	18,492	22,323	13,739	13,739
Transfer agent expenses	4,640	4,650	4,649	4,650
Legal expenses	11,778	11,811	11,800	11,800
Administration expenses	16,871	36,522	9,035	7,929
Insurance expenses	2,686	3,039	2,814	2,773
Custodian expenses	3,367	6,032	2,335	3,853
Auditing expenses	7,907	7,953	8,204	7,880
Printing expenses	2,162	1,168	644	743
Trustees expenses	1,909	4,278	1,119	1,293
Miscellaneous expenses	1,785	1,934	1,353	1,384
Registration expenses	2,527	19,949	1,232	1,081
Total Expenses	262,637	488,088	150,082	163,182
Waived Fees	(20,835)	(12,630)	(2,529)	-
Net Operating Expenses	241,802	475,458	147,553	163,182

Net Investment Income (Loss)	734,176	286,886	(98,445)	(89,397)

Net Realized & Unrealized Gains (Loss)
Net realized gain on investment securities	43,996	3,227,816	707,029	490,151
Net realized gain on affiliated investment securities	-	-	-	-
Capital gain distributions from investment companies	67,840	106,908	-	189,461
Net Change in unrealized appreciation on investment securities	878,691	2,971,609	1,331,191	461,383
Net realized and unrealized gain on investment securities	990,527	6,306,333	2,038,220	1,140,995
Net increase in net assets resulting from operations	$1,724,703	$ 6,593,219	$1,939,775	$ 1,051,598

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited)
	Six Months	Year Ended
	June 30, 2017	December 31, 2016
Increase in Net Assets from Operations
Net investment income	$ 734,176	$ 1,139,778
Net realized gain on investment securities	43,996	317,267
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	67,840	204
Change in net unrealized appreciation on investment securities	878,691	249,379
Net increase in net assets resulting from operations	1,724,703	1,706,628

Distributions
From net investment income, Class C	(149,692)	(474,303)
From net investment income, Class I	(671,576)	(636,868)
From short-term capital gains, Class C	-	(73,055)
From short-term capital gains, Class I	-	(90,436)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	(45,447)	(283,203)
From return of capital, Class I	(172,196)	(350,584)
Total distributions	(1,038,911)	(1,908,449)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,270,473	1,063,415
Shares issued in reinvestment of dividends	65,736	251,147
Shares redeemed	(13,901,071)(a)	(3,688,358)
	(12,564,862)	(2,373,796)
Capital Share Transactions - Class I
Proceeds from sale of shares	17,612,444(a)	7,066,058
Shares issued in reinvestment of dividends	452,967	598,869
Shares redeemed	(3,574,504)	(1,390,332)
	14,490,907	6,274,595
Net increase in net assets resulting
from capital share transactions	1,926,045	3,900,799

Total increase in net assets	2,611,837	3,698,978

Net Assets
Beginning of period	$ 32,157,728	$ 28,458,750
End of period	$ 34,769,565	$ 32,157,728
Accumulated undistributed net investment loss	$ (87,092)	$ -

Capital Share Transactions - C Shares
Shares sold	155,717	128,557
Shares issued in reinvestment of distributions	8,079	30,775
Shares repurchased	(1,696,226)(a)	(444,389)
Net decrease from capital share transactions	(1,532,430)	(285,057)

Capital Share Transactions - I Shares
Shares sold	2,117,049(a)	845,483
Shares issued in reinvestment of distributions	54,679	72,372
Shares repurchased	(430,757)	(168,142)
Net increase from capital share transactions	1,740,971	749,713

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.

     The amount of $13,219,188 and 1,612,179 shares was exchanged from Class C to Class I.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months	Year Ended
	June 30, 2017	December 31, 2016
Increase in Net Assets from Operations
Net investment income	$ 286,886	$ 26,812
Net realized gain on investment securities	3,227,816	2,217,593
Net realized gain on affiliated investment securities	-	169,517
Capital gain distributions from investment companies	106,908	20,595
Change in net unrealized appreciation on investment securities	2,971,609	7,116,811
Net increase in net assets resulting from operations	6,593,219	9,551,328

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	(87,564)
From net investment income, Class S	-	(7,810)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From short-term capital gains, Class S	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From long-term capital gains, Class S	-	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
From return of capital, Class S	-	-
Total distributions	-	(95,374)

Capital Share Transactions - Class C
Proceeds from sale of shares	933	40,183
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(968,954)(a)	(99,616)
	(968,021)	(59,433)
Capital Share Transactions - Class I
Proceeds from sale of shares	6,160,938(a)	8,283,937
Shares issued in reinvestment of dividends	-	76,947
Shares redeemed	(3,210,473)	(6,256,012)
	2,950,465	2,104,872
Capital Share Transactions - Class S
Proceeds from sale of shares	88,055	2,652,156
Shares issued in reinvestment of dividends	-	7,810
Shares redeemed	(89,996)	(347,582)
	(1,941)	2,312,384
Net increase in net assets resulting
from capital share transactions	1,980,503	4,357,823

Total increase in net assets	8,573,722	13,813,777

Net Assets
Beginning of period	$ 69,889,729	$ 56,075,952
End of period	$ 78,463,451	$ 69,889,729
Accumulated undistributed net investment income	$ 286,886	$ -

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months	Year Ended
	June 30, 2017	December 31, 2016

Capital Share Transactions - C Shares
Shares sold	66	3,295
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(67,983)(a)	(7,837)
Net decrease from capital share transactions	(67,917)	(4,542)

Capital Share Transactions - I Shares
Shares sold	419,304(a)	644,888
Shares issued in reinvestment of distributions	-	5,411
Shares repurchased	(221,016)	(506,242)
Net increase from capital share transactions	198,288	144,057

Capital Share Transactions - S Shares
Shares sold	6,018	209,491
Shares issued in reinvestment of distributions	-	540
Shares repurchased	(5,924)	(27,132)
Net increase from capital share transactions	94	182,899

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.

     The amount of $965,209 and 67,713 shares was exchanged from Class C to Class I.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited)
	Six Months	Year Ended
	June 30, 2017	December 31, 2016
Increase in Net Assets from Operations
Net investment income (loss)	$ (98,445)	$ 36,762
Net realized gain on investment securities	707,029	131,893
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation on investment securities	1,331,191	2,321,493
Net increase in net assets resulting from operations	1,939,775	2,490,148

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	(32,806)
From short-term capital gains, Class C	-	(8,147)
From short-term capital gains, Class I	-	(125,412)
From long-term capital gains, Class C	-	(6,225)
From long-term capital gains, Class I	-	(95,828)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(268,418)

Capital Share Transactions - Class C
Proceeds from sale of shares	25,933	57,339
Shares issued in reinvestment of dividends	-	14,372
Shares redeemed	(1,027,651)(a)	(162,691)
	(1,001,718)	(90,980)
Capital Share Transactions - Class I
Proceeds from sale of shares	2,741,411(a)	1,955,205
Shares issued in reinvestment of dividends	-	249,562
Shares redeemed	(433,844)	(2,782,429)
	2,307,567	(577,662)
Net increase (decrease) in net assets resulting
from capital share transactions	1,305,849	(668,642)

Total increase in net assets	3,245,624	1,553,088

Net Assets
Beginning of period	$ 17,163,951	$ 15,610,863
End of period	$ 20,409,575	$ 17,163,951
Accumulated undistributed net investment income (loss)	$ (94,489)	$ 3,956

Capital Share Transactions - C Shares
Shares sold	2,107	5,367
Shares issued in reinvestment of distributions	-	1,193
Shares repurchased	(83,475)(a)	(15,809)
Net decrease from capital share transactions	(81,368)	(9,249)

Capital Share Transactions - I Shares
Shares sold	204,920(a)	178,451
Shares issued in reinvestment of distributions	-	19,182
Shares repurchased	(32,552)	(247,832)
Net increase (decrease) from capital share transactions	172,368	(50,199)

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.

     The amount of $957,703 and 77,776 shares was exchanged from Class C to Class I.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited)
	Six Months	Year Ended
	June 30, 2017	December 31, 2016
Increase in Net Assets from Operations
Net investment loss	$ (89,397)	$ (95,010)
Net realized gain on investment securities	490,151	871,851
Net realized gain (loss) on affiliated investment securities	-	34,753
Capital gain distributions from investment companies	189,461	103,176
Change in net unrealized appreciation on investment securities	461,383	1,152,389
Net increase in net assets resulting from operations	1,051,598	2,067,159

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(491,330)
From short-term capital gains, Class I	-	(148,674)
From long-term capital gains, Class C	-	(53,744)
From long-term capital gains, Class I	-	(16,262)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(710,010)

Capital Share Transactions - Class C
Proceeds from sale of shares	135,833	3,024,552
Shares issued in reinvestment of dividends	-	47,046
Shares redeemed	(11,933,359)(a)	(2,856,771)
	(11,797,526)	214,827
Capital Share Transactions - Class I
Proceeds from sale of shares	12,417,461(a)	695,214
Shares issued in reinvestment of dividends	-	22,335
Shares redeemed	(725,803)	(221,419)
	11,691,658	496,130
Net increase (decrease) in net assets resulting
from capital share transactions	(105,868)	710,957

Total increase in net assets	945,730	2,068,106

Net Assets
Beginning of period	$ 15,267,400	$ 13,199,294
End of period	$ 16,213,130	$ 15,267,400
Accumulated undistributed net investment loss	$ (89,397)	$ -

Capital Share Transactions - C Shares
Shares sold	20,682	494,789
Shares issued in reinvestment of distributions	-	7,397
Shares repurchased	(1,826,112)(a)	(493,622)
Net increase (decrease) from capital share transactions	(1,805,430)	8,564

Capital Share Transactions - I Shares
Shares sold	1,731,124(a)	107,679
Shares issued in reinvestment of distributions	-	3,209
Shares repurchased	(98,968)	(34,384)
Net increase from capital share transactions	1,632,156	76,504

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.

     The amount of $11,735,273 and 1,795,892 shares was exchanged from Class C to Class I.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 8.13	$ 8.15	$ 8.44	$ 8.12	$ 8.98	$ 8.98

Income from investment operations
Net investment income (loss) (a)	0.19	0.33	0.34	0.33	0.32	0.34
Net realized and unrealized gain (loss)	0.25	0.17	(0.06)	0.60	(0.55)	0.29
Total from investment operations	0.44	0.50	0.28	0.93	(0.23)	0.63

Less Distributions to shareholders:
From net investment income	(0.21)	(0.31)	(0.35)	(0.52)	(0.36)	(0.63)
From net realized gain	-	(0.04)	(0.08)	(0.03)	-	-
From return of capital	(0.05)	(0.17)	(0.14)	(0.06)	(0.27)	-
Total distributions	(0.26)	(0.52)	(0.57)	(0.61)	(0.63)	(0.63)

Paid in capital from redemption fees	-	- (e)	- (e)	-	-	-

Net asset value, end of period	$ 8.31	$ 8.13	$ 8.15	$ 8.44	$ 8.12	$ 8.98

Total Return (b)	5.40% (g)	6.21%	3.41%	11.64%	(2.71)%	7.19%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 34,770	$19,880	$13,814	$11,574	$ 9,682	$ 9,161
Ratio of expenses to average net assets (c)	1.28% (f)	1.28%	1.28%	1.28%	1.29%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.44% (f)	1.43%	1.42%	1.46%	1.45%	1.76%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.63% (f)	4.04%	4.08%	3.88%	3.71%	3.74%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	4.47% (f)	3.90%	3.94%	3.70%	3.55%	3.73%
Portfolio turnover rate	23.84% (g)	76.34%	88.64%	104.56%	122.34%	116.25%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Period Ended 12/31/2013 (g)

CLASS I SHARES
Selected Per Share Data
Net asset value, beginning of period	$ 14.04	$ 12.06	$ 13.43	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.06	0.00 (h)	0.01	0.14	(0.01)
Net realized and unrealized gain (loss)	1.25	2.00	(1.26)	0.69	3.41
Total from investment operations	1.31	2.00	(1.25)	0.83	3.40

Less Distributions to shareholders:
From net investment income	-	(0.02)	(0.01)	(0.14)	-
From net realized gain	-	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-	-
Total distributions	-	(0.02)	(0.12)	(0.59)	(0.21)

Paid in capital from redemption fees	- (h)	- (h)	- (h)	-	-

Net asset value, end of period	$ 15.35	$ 14.04	$ 12.06	$ 13.43	$ 13.19

Total Return (b)	9.33% (f)	16.58%	(9.30)%	6.22%	34.04% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 70,502	$61,691	$51,236	$54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.33% (e)	1.32%	1.31%	1.32%	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.33% (e)	1.32%	1.31%	1.32%	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.78% (e)	0.03%	0.09%	1.07%	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.78% (e)	0.03%	0.09%	1.07%	(0.17)% (e)
Portfolio turnover rate	32.87% (f)	80.25%	57.12%	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

(h) Amount is less than $0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 12.87	$ 11.20	$ 14.15	$ 13.99	$ 11.05	$ 10.23

Income from investment operations
Net investment loss (a)	(0.07)	0.03	(0.12)	(0.04)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	1.46	1.85	(1.09)	2.30	4.08	1.64
Total from investment operations	1.39	1.88	(1.21)	2.26	4.00	1.52

Less Distributions to shareholders:
From net investment income	-	(0.03)	-	-	-	-
From net realized gain	-	(0.18)	(1.74)	(2.10)	(1.06)	(0.70)
Total distributions	-	(0.21)	(1.74)	(2.10)	(1.06)	(0.70)

Paid in capital from redemption fees	- (c)	- (c)	- (c)	-	-	-

Net asset value, end of period	$ 14.26	$ 12.87	$ 11.20	$ 14.15	$ 13.99	$ 11.05

Total Return (b)	10.80% (e)	16.73%	(8.61)%	16.21%	36.32%	14.89%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 20,410	$16,195	$14,665	$13,640	$11,136	$ 6,629
Ratio of expenses to average net assets	1.60% (d)	1.60%	1.60%	1.60%	1.60%	2.37%
Ratio of expenses to average net assets
before waiver & reimbursement	1.63% (d)	1.65%	1.60%	1.71%	1.83%	2.37%
Ratio of net investment income (loss) to
average net assets	(1.06)% (d)	0.28%	(0.90)%	(0.25)%	(0.58)%	(1.03)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.09)% (d)	0.22%	(0.90)%	(0.36)%	(0.81)%	(1.03)%
Portfolio turnover rate	20.46% (e)	13.60%	26.97%	34.39%	23.02%	27.30%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 6.94	$ 6.18	$ 6.48	$ 7.06	$ 5.44	$ 4.50

Income from investment operations
Net investment income (loss) (a)	(0.07)	(0.01)	0.02	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	0.56	1.07	(0.21)	0.54	1.75	0.98
Total from investment operations	0.49	1.06	(0.19)	0.53	1.70	0.94

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	- (b)
From net realized gain	-	(0.30)	(0.11)	(1.11)	(0.08)	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.30)	(0.11)	(1.11)	(0.08)	-

Net asset value, end of period	$ 7.43	$ 6.94	$ 6.18	$ 6.48	$ 7.06	$ 5.44

Total Return (c)	7.06% (g)	17.19%	(2.89)%	7.33%	31.32%	20.97%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 16,213	$ 3,820	$ 2,930	$ 3,226	$ 3,392	$ 2,999
Ratio of expenses to average net assets (d)	1.75% (f)	1.73%	1.76%	1.77%	1.84%	2.20%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.75% (f)	1.73%	1.76%	1.77%	1.84%	2.20%
Ratio of net investment income (loss) to
average net assets (d) (e)	(2.08)% (f)	(0.10)%	0.24%	(0.13)%	(0.76)%	(0.75)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(2.08)% (f)	(0.10)%	0.24%	(0.13)%	(0.76)%	(0.75)%
Portfolio turnover rate	59.48% (g)	141.57%	200.23%	145.11%	113.99%	124.71%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than $0.005

(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited) Six Months Ended 6/30/2017	Year Ended 12/31/2016	Period Ended 12/31/2015 (g)

CLASS S SHARES
Selected Per Share Data
Net asset value, beginning of period	$ 14.29	$ 12.23	$ 14.00

Income from investment operations
Net investment income (a)	0.06	0.05	0.01
Net realized and unrealized gain (loss)	1.30	2.03	(1.66)
Total from investment operations	1.36	2.08	(1.65)

Less Distributions to shareholders:
From net investment income	-	(0.02)	(0.01)
From net realized gain	-	-	(0.11)
From return of capital	-	-	-
Total distributions	-	(0.02)	(0.12)

Net asset value, end of period	$ 15.65	$ 14.29	$ 12.23

Total Return (b)	9.52% (f)	16.97%	(11.77)% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,961	$ 7,267	$ 3,981
Ratio of expenses to average net assets (c)	0.99% (e)	0.99%	0.99% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.33% (e)	1.31%	1.31% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.85% (e)	0.34%	0.15% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.52% (e)	0.01%	(0.16)% (e)
Portfolio turnover rate	32.87% (f)	80.25%	57.12% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2017 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I (formerly Class D) and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value. Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).  As of June 28, 2017, Class C Shares merged into Class I Shares for each of the Funds.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2017, the Small-Mid Cap Fund – Class I collected $813 in redemption fees.  For the six months ended June 30, 2017, the Microcap Fund – Class I collected $296 in redemption fees.  For the six months ended June 30, 2017, the Income Fund – Class I, the Small-Mid Cap Fund Class S, and the Opportunity Fund – Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2017, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2017, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature,

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trusts senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2017:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$ 12,585,870	$ -	$ -	$ 12,585,870
Corporate Bond Trust Certificates	11,174,678	-	-	11,174,678
Traditional Preferred Securities	2,100,465	-	-	2,100,465
REIT Senior Securities	5,245,070	-	-	5,245,070
Money Market Funds	3,858,314	-	-	3,858,314
Total	$ 34,964,397	$ -	$ -	$ 34,964,397

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 73,973,909	$ -	$ -	$ 73,973,909
Money Market Funds	5,307,030	-	-	5,307,030
Total	$ 79,280,939	$ -	$ -	$ 79,280,939

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,748,570	$ -	$ -	$ 17,748,570
Money Market Funds	2,666,102	-	-	2,666,102
Total	$ 20,414,672	$ -	$ -	$ 20,414,672

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,128,355	$ -	$ -	$ 9,128,355
Traditional Preferred Securities	511,500	-	-	511,500
Investment Companies	3,442,920	-	-	3,442,920
Money Market Funds	3,192,133	-	-	3,192,133
Total	$ 16,274,908	$ -	$ -	$ 16,274,908

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2017. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2017. There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds' policy to recognize transfers into and out of Levels 1 and 2 at the end of the reporting period.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2017:

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2016	$ 61,500
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(7,350)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2017	$ 54,150
Dividend Income	$ -

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2016	$ 1,025,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(122,500)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2017	$ 902,500
Dividend Income	$ -

Edgewater Technology, Inc.	Investments
Balance Beginning at December 31, 2016	$ 90,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(8,400)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2017	$ 81,600
Dividend Income	$ -

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  The Ancora Group, Inc. is the parent company of the Advisor.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2017, the Advisor earned fees of $168,717 from the Income Fund, $365,210 from the

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

Small-Mid Cap Fund, $90,348 from the MicroCap Fund, and $79,291 from the Special Opportunity Fund.  At June 30, 2017, payables to the Advisor were $25,511, $60,658, $16,604, and $13,327 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until April 30, 2018, but can be terminated by a vote of the Board of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2017, the Advisor waived management fees of $20,835 for the Income Fund Class I shares. As of April 30, 2017, the Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until April 30, 2018, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2017, the Advisor waived management fees of $12,630 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until April 30, 2018, but can be terminated by a vote of the Board of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2017, the Advisor waived management fees of $2,529 for the MicroCap Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers or other services.

For the period of January 1, 2017, through June 28, 2017 (date the Class C Shares merged into Class I Shares), the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2017
Income Fund
Class C	0.50%	$ 19,277	$ 124

Small-Mid Cap Fund
Class C	0.75%	$ 2,166	$ 156

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2017
MicroCap Fund
Class C	0.75%	$ 2,516	$ 1,959

Special Opportunity Fund
Class C	0.75%	$ 26,520	$ 75

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2017, The Ancora Group, Inc. earned $16,871 from the Income Fund, $36,522 from the Small-Mid Cap Fund, $9,035 from the MicroCap Fund, and $7,929 from the Special Opportunity Fund.  As of June 30, 2017, The Ancora Group, Inc. was owed $2,869, $6,381, $1,625, and $1,333 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for it's services which is paid by the Advisor. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, Inc., each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 8,170,822	$ 26,931,911	$ 1,868,402	$ 7,544,088

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 7,222,892	$ 23,114,618	$ 2,678,431	$ 7,474,187

At June 30, 2017, the costs of securities for federal income tax purposes were $33,908,651, $64,232,536, $17,516,953, and $14,230,878 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

As of June 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 1,171,186	$15,895,551	$ 4,878,412	$ 2,583,811
Gross (Depreciation)	(115,440)	(847,148)	(1,980,693)	(539,781)
Net Appreciation (Depreciation) on Investments	$ 1,055,746	$15,048,403	$ 2,897,719	$ 2,044,030

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2017 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 821,268	$ -	$ -	$ -
Long-term capital gain	-	-	-	-
Return of capital	217,643	-	-	-
	$ 1,038,911	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2016 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 1,274,662	$ 72,101	$ 166,365	$ 640,004
Long-term capital gain	-	23,273	102,053	70,006
Return of capital	633,787	-	-	-
	$ 1,908,449	$ 95,374	$ 268,418	$ 710,010

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2017

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ -	$ 61,353	$ 65,646
Accumulated undistributed capital gain (loss) (capital loss carryforward)	(16,658)	837,190	-	78,855
Unrealized appreciation (depreciation)	66,949	11,689,188	1,545,904	1,557,182
	$ 50,291	$12,526,378	$1,607,256	$ 1,701,683

NOTE 7. CAPITAL LOSS CARRYFORWARDS

During the year ended December 31, 2016, the Special Opportunity Fund and Small Mid-Cap Fund utilized $30,081 and $1,399,255 of capital loss carryforward, respectively. As of December 31, 2016, the Income Fund elected to defer $16,658 of post-October capital losses.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2017, National Financial Services, LLC. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	72.43%
Small-Mid Cap Fund	59.34%
MicroCap Fund	71.73%
Special Opportunity Fund	76.66%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED)

June 30, 2017

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017
Actual
Class I	$1,000.00	$1,054.03	$6.54
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.42	$6.43
*Expenses are equal to the Fund’s annualized expense ratio of 1.285%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017
Actual
Class I	$1,000.00	$1,093.30	$6.90
Class S	$1,000.00	$1,095.17	$5.14
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.20	$6.66
Class S	$1,000.00	$1,019.89	$4.96
* Expenses are equal to the Fund’s annualized expense ratio of 1.33% and 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017
Actual
Class I	$1,000.00	$1,108.00	$8.36
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017
Actual
Class I	$1,000.00	$1,070.61	$8.98
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.12	$8.75
* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
70

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022 82		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee Acting Chairman	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
70		Since November 14, 2016

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	4	None.
2181 Enterprise Parkway Twinsburg, OH 44087 63

Interested Trustee:
Richard A. Barone (1)	Portfolio Manager Chairman	August 2, 2003 through January 24, 2017 August 2, 2003 through November 14, 2016

Portfolio Manager of the Ancora Funds since 2004; Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc.  since 2002; Chairman and Director of America Northcoast Securities, Inc. since 2000; Chairman Emeritus since 2014 and Director from 2010 to 2014 of the Ancora Group Inc.; member of the Executive Committee of the Ancora entities from 2006 to 2014; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				4	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
75

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 39	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc. until 2013; Chief Compliance Officer of The Ancora Group Inc.	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 44	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities until 2016.	4	None.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪

Social security number

▪

Income

▪

Assets

▪

Risk tolerance

▪

Wire transfer instructions

▪

Transaction history

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Enter into an investment advisory contract

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

PRIVACY POLICY

TRUSTEES

Anne Peterson Ogan, Acting Chairman

Raj Aggarwal

Donald Lerner

Frank DeFino

OFFICERS

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Anne Ogan

* Anne Ogan

Chairman

Date: September 6, 2017

*Print the name and title of each signing officer under his or her signature.